Business and Organization - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Oct. 31, 2009	Dec. 31, 2012 Property Building	Dec. 31, 2011	Dec. 31, 2010	Oct. 20, 2009	Oct. 05, 2012 Follow-On Offering	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Organization And Description Of Business [Line Items]
Maximum investment in properties outside of U.S. as percentage of assets		30.00%
Initial public offering, shares of common stock, value					$ 1,500,000,000
Number of common stock to be issued	150
Share price					$ 10.00
Aggregate offering proceeds received		67,600,000
Offering of common stock		$ 27,298,507	$ 27,662,471	$ 12,595,865		$ 200,000,000
Percentage of ownership in multi-tenant building		100.00%
Office Building		3
Multifamily development projects		6
Development properties, number of projects completed		1
Development properties, number of projects at various stages of completion		5
Project completion date							First quarter of 2013	Third quarter of 2014